REGULATORY CAPITAL	12 Months Ended
Jun. 30, 2020
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
REGULATORY CAPITAL
16.	REGULATORY CAPITAL

Federal regulations require the Savings Bank to maintain minimum amounts of capital. Specifically, the Savings Bank is required to maintain certain minimum dollar amounts and ratios of Total and Tier I Capital to Risk-Weighted Assets and of Tier I Capital to Average Total Assets.

In addition to the capital requirements, the Federal Deposit Insurance Corporation Improvement Act (“FDICIA”) established five capital categories ranging from well capitalized to critically undercapitalized. Should any institution fail to meet the requirements to be considered adequately capitalized, it would become subject to a series of increasingly restrictive regulatory actions.

In July of 2013 the respective U.S. federal banking agencies issued final rules implementing Basel III and the Dodd-Frank Act capital requirements were fully-phased in on a global basis as of January 1, 2019. The new regulations establish a new tangible common equity capital requirement, increase the minimum requirement for the current Tier 1 risk-weighted asset (“RWA”) ratio, phase out certain kinds of intangibles treated as capital and certain types of instruments and change the risk weightings of certain assets used to determine required capital ratios. Provisions of the Dodd-Frank Act generally require these capital rules to apply to bank holding companies and their subsidiaries. The new common equity Tier 1 capital component requires capital of the highest quality – predominantly composed of retained earnings and common stock instruments. For community banks, such as West View Savings Bank, a common equity Tier 1 capital ratio of 4.5% became effective on January 1, 2015. The new capital rules also increased the current minimum Tier 1 capital ratio from 4.0% to 6.0% beginning on January 1, 2015. In addition, in order to make capital distributions and pay discretionary bonuses to executive officers without restriction, an institution must also maintain greater than 2.5% in common equity attributable to a capital conservation buffer which was phased in from January 1, 2016 to January 1, 2019. The new rules also increase the risk weights for several categories of assets, including an increase from 100% to 150% for certain acquisition, development and construction loans and more than 90-day past due exposures. The new capital rules maintain the general structure of the prompt corrective action rules, but incorporate the new common equity Tier 1 capital requirement and the increased Tier 1 RWA requirement into the prompt corrective action framework.

Bank holding companies are generally subject to statutory capital requirements, which were implemented by certain of the new capital regulations described above that became effective on January 1, 2015. However, the Small Banking Holding Company Policy Statement exempts certain small bank holding companies like the Company from those requirements provided that they meet certain conditions.

As of June 30, 2020 and 2019, the FDIC categorized the Savings Bank as well capitalized under the regulatory framework for prompt corrective action. To be classified as a well capitalized financial institution, Common Equity Tier 1 Capital, Tier 1 Risk-Based, Total Risk-Based, and Tier 1 Leverage Capital Ratios must be at least 6.5 percent, 8 percent, 10 percent, and 5 percent, respectively.

The Company’s and Savings Bank’s actual capital ratios for fiscal 2020 are presented in the following table, which show that the Company and Savings Bank met all regulatory capital requirements.

	June 30, 2020
	WVS		West View Savings Bank

	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)
Common Equity Tier I Capital (to Risk-Weighted Assets)
Actual	$37,469	18.55%	$32,508	16.19%
To Be Well Capitalized	13,127	6.50	13,055	6.50
For Capital Adequacy Purposes	9,088	4.50	9,038	4.50
Tier I Capital (to Risk-Weighted Assets)
Actual	$37,469	18.55%	$32,508	16.19%
To Be Well Capitalized	16,157	8.00	16,068	8.00
For Capital Adequacy Purposes	12,118	6.00	12,051	6.00
Total Capital (to Risk-Weighted Assets)
Actual	$38,140	18.88%	$33,179	16.52%
To Be Well Capitalized	20,196	10.00	20,085	10.00
For Capital Adequacy Purposes	16,157	8.00	16,068	8.00
Tier I Capital (to Average Total Assets)
Actual	$37,469	10.16%	$32,508	8.89%
To Be Well Capitalized	18,442	5.00	18,277	5.00
For Capital Adequacy Purposes	14,754	4.00	14,622	4.00

The Company’s and Savings Bank’s actual capital ratios for fiscal 2019 are presented in the following table, which show that the Company and Savings Bank met all regulatory capital requirements.

	June 30, 2019
	WVS		West View Savings Bank

	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)
Common Equity Tier I Capital (to Risk-Weighted Assets)
Actual	$36,035	19.07%	$32,305	17.11%
To Be Well Capitalized	12,282	6.50	12,271	6.50
For Capital Adequacy Purposes	8,503	4.50	8,496	4.50
Tier I Capital (to Risk-Weighted Assets)
Actual	$36,035	19.07%	$32,305	17.11%
To Be Well Capitalized	15,116	8.00	15,103	8.00
For Capital Adequacy Purposes	11,337	6.00	11,327	6.00
Total Capital (to Risk-Weighted Assets)
Actual	$36,615	19.38%	$32,885	17.42%
To Be Well Capitalized	18,895	10.00	18,879	10.00
For Capital Adequacy Purposes	15,116	8.00	15,103	8.00
Tier I Capital (to Average Total Assets)
Actual	$36,035	10.20%	$32,305	9.15%
To Be Well Capitalized	17,663	5.00	17,656	5.00
For Capital Adequacy Purposes	14,130	4.00	14,124	4.00